Convertible Preferred Shares - Convertible Redeemable Preferred (Details) - IPO	12 Months Ended
Dec. 31, 2018 shares
Class B ordinary shares
Convertible Preferred Shares
Number of shares converted	103,690,740
Class A ordinary shares
Convertible Preferred Shares
Number of shares converted	1,971,811,320